Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices on the Timing of Grants of Stock Options or Similar Awards in Relation to the Disclosure of Material Nonpublic Information
Although we do not have a formal written policy in place with regard to the timing of awards of stock options or similar awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. Annual equity awards are typically granted to our executives in mid-February
of each year by our board of directors, upon recommendation of our compensation committee. On limited occasions, we may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Our compensation committee recommends all equity award grants and our board of directors approves them on or before the grant date. For any grants of stock options or similar equity awards, the compensation committee and the board do not recommend or grant such awards in anticipation of the release of material nonpublic information. Similarly, the compensation committee and the board do not time the release of material nonpublic information based on grant dates for such awards. We did not grant any stock options or similar awards to our named executive officers in 2025.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Similarly, the compensation committee and the board do not time the release of material nonpublic information based on grant dates for such awards. We did not grant any stock options or similar awards to our named executive officers in 2025.
MNPI Disclosure Timed for Compensation Value	false